Derivatives - Summary Of Derivative Assets And Derivative Liabilities (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2025 KRW (₩)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2025 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	₩ 331,187,528	₩ 341,468,024
Derivative assets (Designated for hedging)	217,180	175,191	$ 150,345
Derivative liabilities for hedging	₩ 615,361	₩ 102,815	$ 425,987
Description of other information of derivatives held for trading and hedging	Derivatives held for trading are classified into financial assets at FVTPL (Note 8) and financial liabilities at FVTPL (Note 21), and derivatives designated for hedging are presented as a separate line item in the consolidated statements of financial position.	Derivatives held for trading are classified into financial assets at FVTPL (Note 8) and financial liabilities at FVTPL (Note 21), and derivatives designated for hedging are presented as a separate line item in the consolidated statements of financial position.
For fair value hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	₩ 38,211	₩ 10,102
Derivative liabilities for hedging	98,039	102,635
For cash flow hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	178,969	165,089
Derivative liabilities for hedging	517,322	180
For trading
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	5,774,203	10,094,532
Derivative liabilities for trading	5,129,664	9,092,098
Interest rate futures
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	1,028,982	449,127
Interest rate futures | For fair value hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Interest rate futures | For cash flow hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Interest rate futures | For trading
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	0	0
Derivative liabilities for trading	0	0
Interest rate forwards
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	6,097,038	3,530,000
Interest rate forwards | For fair value hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Interest rate forwards | For cash flow hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	7,192	0
Derivative liabilities for hedging	139,341	0
Interest rate forwards | For trading
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	155,174	52,855
Derivative liabilities for trading	118,441	274,980
Interest rate swap
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	134,440,759	138,816,980
Interest rate swap | For fair value hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	37,010	10,102
Derivative liabilities for hedging	27,050	102,635
Interest rate swap | For cash flow hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	903	0
Derivative liabilities for hedging	0	180
Interest rate swap | For trading
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	136,822	308,333
Derivative liabilities for trading	141,569	199,761
Interest rate options | Long
Disclosure of detailed information about hedging instruments [line items]
Nominal amount		50,000
Interest rate options | Short
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	320,000	360,000
Interest rate options | For fair value hedging | Long
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)		0
Derivative liabilities for hedging		0
Interest rate options | For fair value hedging | Short
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Interest rate options | For cash flow hedging | Long
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)		0
Derivative liabilities for hedging		0
Interest rate options | For cash flow hedging | Short
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Interest rate options | For trading | Long
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading		81
Derivative liabilities for trading		0
Interest rate options | For trading | Short
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	0	0
Derivative liabilities for trading	8,194	10,595
Currency futures
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	131,014	2,837
Currency futures | For fair value hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Currency futures | For cash flow hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Currency futures | For trading
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	0	0
Derivative liabilities for trading	0	0
Currency forward
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	111,686,895	111,927,474
Currency forward | For fair value hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	1,201	0
Derivative liabilities for hedging	70,989	0
Currency forward | For cash flow hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	2,221	0
Derivative liabilities for hedging	236,677	0
Currency forward | For trading
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	2,652,148	5,638,032
Derivative liabilities for trading	1,190,226	1,805,299
Currency swap
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	76,846,634	85,880,218
Currency swap | For fair value hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Currency swap | For cash flow hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	168,653	165,089
Derivative liabilities for hedging	141,304	0
Currency swap | For trading
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	2,827,872	4,089,265
Derivative liabilities for trading	3,670,407	6,796,459
Foreign Exchange Option | Long
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	67,650	175,221
Foreign Exchange Option | Short
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	81,999	265,182
Foreign Exchange Option | For fair value hedging | Long
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Foreign Exchange Option | For fair value hedging | Short
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Foreign Exchange Option | For cash flow hedging | Long
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Foreign Exchange Option | For cash flow hedging | Short
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Foreign Exchange Option | For trading | Long
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	1,267	4,779
Derivative liabilities for trading	0	0
Foreign Exchange Option | For trading | Short
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	0	0
Derivative liabilities for trading	827	3,603
Equity futures
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	476,305	0
Equity futures | For fair value hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Equity futures | For cash flow hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Equity futures | For trading
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	0	0
Derivative liabilities for trading	0	0
Equity Forwards
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	163	1,520
Equity Forwards | For fair value hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Equity Forwards | For cash flow hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Equity Forwards | For trading
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	104	182
Derivative liabilities for trading	0	0
Equity swap
Disclosure of detailed information about hedging instruments [line items]
Nominal amount		7,698
Equity swap | For fair value hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)		0
Derivative liabilities for hedging		0
Equity swap | For cash flow hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)		0
Derivative liabilities for hedging		0
Equity swap | For trading
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading		0
Derivative liabilities for trading		1,401
Equity options | Long
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	1,711	1,767
Equity options | Short
Disclosure of detailed information about hedging instruments [line items]
Nominal amount		0
Equity options | For fair value hedging | Long
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Equity options | For fair value hedging | Short
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)		0
Derivative liabilities for hedging		0
Equity options | For cash flow hedging | Long
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0	0
Derivative liabilities for hedging	0	0
Equity options | For cash flow hedging | Short
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)		0
Derivative liabilities for hedging		0
Equity options | For trading | Long
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	816	1,005
Derivative liabilities for trading	0	0
Equity options | For trading | Short
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading		0
Derivative liabilities for trading		₩ 0
Others Futures
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	8,378
Others Futures | For fair value hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0
Derivative liabilities for hedging	0
Others Futures | For cash flow hedging
Disclosure of detailed information about hedging instruments [line items]
Derivative assets (Designated for hedging)	0
Derivative liabilities for hedging	0
Others Futures | For trading
Disclosure of detailed information about hedging instruments [line items]
Derivative assets for trading	0
Derivative liabilities for trading	₩ 0